Description of Organization and Business Operations (Details) $ in Thousands	4 Months Ended
Dec. 31, 2025 USD ($)
Description of Organization and Business Operations [Abstract]
Cash	$ 30,422
Year of inception	August 29, 2025 (Inception) to December 31, 2025
Net loss	$ (151,410)
Total liabilities	$ 61,832